Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone: 202.822.9611 Fax: 202.822.0140 www.stradley.com

Cillian M. Lynch, Esq.

202-419-8416

clynch@stradley.com

1933 Act Rule 485(a)

1933 Act File No. 333-53432

1940 Act File No. 811-10263

March 1, 2019

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:        GuideStone Funds (“Registrant”)

              Rule 485(a) filing

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 76/78 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The purpose of the Amendment is to incorporate changes to the principal investment strategies and principal risks of certain series of the Registrant.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating financial and certain other information contained in the prospectus and statement of additional information.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Jessica Burt, Esq. at (202) 419-8409.

Very truly yours,

/s/ Cillian M. Lynch
Cillian M. Lynch, Esq.

A Pennsylvania Limited Liability Partnership